Railway for transportation of products between the site Coya Sur and the Port of Tocopilla (Details Textual) $ in Millions	9 Months Ended
Sep. 30, 2017 USD ($)
Disclosure of Railway for transportation of products between the site Coya Sur and the Port of Tocopilla [Line Items]
Transportation expense	$ 32
Percentage for Transportation expense in total assets	0.70%